Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings and Long-Term Debt
11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2011	2012
Unsecured loans:
with a weighted-average interest rate of 4.40%	43,737
with a weighted-average interest rate of 3.98%		89,878
Secured call money:
with a weighted-average interest rate of 0.11%	10,000
with a weighted-average interest rate of 0.11%		10,000

	53,737	99,878

At March 31, 2012, securities investments with a book value of 10,845 million yen were pledged as collateral for 10,000 million yen of call money, by subsidiaries in the Financial Services segment. In addition, marketable securities with a book value of 129,472 million yen were pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes at March 31, 2012.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2011	2012
Unsecured loans, representing obligations principally to banks:
Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum	441,976
Due 2012 to 2024, with interest rates ranging from 0.23% to 4.50% per annum		564,275
Unsecured 1.52% bonds, due 2011, net of unamortized discount	50,000
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,996	39,999
Unsecured 1.52% bonds, due 2013, net of unamortized discount	34,999	35,000
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,991	29,993
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,996	24,997
Unsecured 1.17% bonds, due 2011	10,500
Unsecured 0.95% bonds, due 2012	60,000	60,000
Unsecured 1.40% bonds, due 2013	10,700	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 0.55% bonds, due 2016		10,000
Unsecured 0.66% bonds, due 2017		45,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022		10,000
Capital lease obligations:
Due 2011 to 2021, with interest rates ranging from 0.03% to 9.09% per annum	24,673
Due 2012 to 2026, with interest rates ranging from 0.03% to 8.74% per annum		49,754
Guarantee deposits received	17,718	16,691

	921,849	1,072,709
Less — Portion due within one year	109,614	310,483

	812,235	762,226

In March 2012, Sony executed a 1,365 million U.S. dollar unsecured bank loan with a group of lenders having six to ten year maturity terms in connection with acquiring Ericsson’s 50% equity interest in Sony Ericsson. This bank loan utilizes the Japan Bank for International Cooperation (“JBIC”) Facility, which was established to facilitate overseas mergers and acquisitions by Japanese companies as one of countermeasures against yen appreciation. Of the 1,365 million U.S. dollar loan, 60% or 819 million U.S. dollars is from the JBIC Facility and 40% or 546 million U.S. dollars is from private banks. The terms of this U.S. dollar loan agreement require accelerated repayment of the loan if Sony Corporation or its wholly-owned subsidiaries discontinue the business of mobile devices featuring telephone functionality.

There are no significant adverse debt covenants or cross-default provisions related to the above borrowings.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2013	310,483
2014	135,487
2015	209,814
2016	77,391
2017	97,419
Later years	242,115

Total	1,072,709

At March 31, 2012, Sony had unused committed lines of credit amounting to 800,306 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2012, Sony has commercial paper programs, the size of which was 746,570 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.